Accounting Changes and New Accounting Guidance (Details) - USD ($) $ in Millions	Dec. 31, 2015		Jan. 01, 2015	Dec. 31, 2014
Balance Sheet Related Disclosures [Abstract]
Assets	$ 393,780			$ 385,303
Percentage change in total assets for ASU 2015-02			(2.00%)
Adjustments
Balance Sheet Related Disclosures [Abstract]
Assets			$ (7,700)
Variable Interest Entity, Primary Beneficiary
Balance Sheet Related Disclosures [Abstract]
Fair value of assets	1,801			9,696
Trading assets	1,228			8,678
Investment Management funds | Variable Interest Entity, Primary Beneficiary
Balance Sheet Related Disclosures [Abstract]
Fair value of assets	1,401	[1]		9,282	[2]
Trading assets	1,228			8,678
Other Assets and Liabilities, Net
Balance Sheet Related Disclosures [Abstract]
Assets	$ 189			$ 148

[1]	Includes VMEs with assets of $190 million, liabilities of $1 million and nonredeemable noncontrolling interests of $5 million.
[2]	Includes VMEs with assets of $855 million, liabilities of $148 million and nonredeemable noncontrolling interests of $544 million.